SALE RESERVES AND ALLOWENCES (Tables)	3 Months Ended
Mar. 31, 2012
Revenue Recognition [Abstract]
Sales Reserves And Allowances Current [Text Block]
Sales reserves and allowances consisted of the following:
	March 31,	December 31,
	2012	2011
	U.S. $ in millions
Rebates and other	$3,002	$2,950
Chargebacks	1,098	1,035
Returns	432	443
	$4,532	$4,428